TRANSAMERICA FUNDS
Transamerica Inflation Opportunities
Transamerica Long Credit
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information (as applicable)
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Effective on or about November 1, 2026, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statements of Additional Information, as applicable, concerning the funds.
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Transamerica Inflation Opportunities
The “Annual Fund Operating Expenses” tables included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses for the fund will be deleted in their entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	I2	R6	R4	R	I3

Management fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%

Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None	0.25%	0.50%	None

Other expenses	0.26%	0.42%	0.26%	0.16%	0.16%	0.16%	0.16%	0.16%

Total annual fund operating expenses	0.89%	1.80%	0.64%	0.54%	0.54%	0.79%	1.04%	0.54%

Fee waiver and/or expense reimbursement[1]	0.00%	0.09%	0.08%[2]	0.01%	0.01%	0.14%	0.04%	0.01%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.89%	1.71%	0.56%	0.53%	0.53%	0.65%	1.00%	0.53%

[1]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2028 to waive fees and/or reimburse fund expenses to the extent that the total annual fund operating expenses exceed 0.95% for Class A shares, 1.71% for Class C shares, 0.65% for Class I shares, 0.53% for Class I2 shares, 0.53% for Class R6 shares, 0.65% for Class R4 shares, 1.00% for Class R shares and 0.53% for Class I3 shares excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2028 without the Board of Trustees’ consent.

[2]	TAM has contractually agreed to reimburse 0.08% of the transfer agency fees on Class I shares through March 1, 2028.
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Transamerica Long Credit
The “Annual Fund Operating Expenses” tables included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus for the fund will be deleted in their entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	I2	R6

Management fees	0.45%	0.45%	0.45%	0.45%	0.45%

Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None

Other expenses[1]	0.19%	0.14%	0.24%	0.14%	0.14%

Total annual fund operating expenses	0.89%	1.59%	0.69%	0.59%	0.59%

Fee waiver and/or expense reimbursement[2]	0.00%	0.00%	0.13%[3]	0.03%	0.03%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.89%	1.59%	0.56%	0.56%	0.56%

[1]	Other expenses are based on estimates for the current fiscal year.
[2]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2028 to waive fees and/or reimburse fund expenses to the extent that the total annual fund operating expenses exceed 0.94% for Class A shares, 1.78% for Class C shares, 0.65% for Class I shares, 0.56% for Class I2 shares and 0.56% for Class R6 shares excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2028 without the Board of Trustees’ consent.

[3]	TAM has contractually agreed to reimburse 0.10% of the transfer agency fees on Class I shares through March 1, 2028.
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EXPENSE LIMITATION:
The following information will revise the corresponding information in the Statements of Additional Information (as applicable) in the table following the heading “Expense Limitation” with respect to the funds:

Fund	Expense Cap								Expiration Date of Expense Cap
	Class A	Class C	Class I	Class I2	Class R6	Class R	Class R4	Class I3
Transamerica Inflation Opportunities[8]	0.95%	1.71%	0.65%	0.53%	0.53%	1.00%	0.65%	0.53%	March 1, 2028
Transamerica Long Credit[9]	0.94%	1.78%	0.65%	0.56%	0.56%	N/A	N/A	N/A	March 1, 2028

[8]	TAM has contractually agreed to reimburse 0.08% of the transfer agency fees on Class I shares through March 1, 2028.
[9]	TAM has contractually agreed to reimburse 0.10% of the transfer agency fees on Class I shares through March 1, 2028.
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Investors Should Retain this Supplement for Future Reference
September 30, 2026